MEMBERS' EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
MEMBERS' EQUITY
MEMBERS' EQUITY (DEFICIT)

12.    MEMBERS’ EQUITY

Pursuant to the Wheels Up Sixth Amended and Restated Limited Liability Company Agreement, which was adopted in January 2020 and in effect as of June 30, 2021, we were authorized as of June 30, 2021 to issue common interests, Class A preferred interests, Class B preferred interests, Class C preferred interests, Class D preferred interests and Class E preferred interests.

Common interests, Class A preferred interests, Class B preferred interests, Class C preferred interests, Class D preferred interests and Class E preferred interests vote together as a single class, except as specifically provided for in such limited liability company agreement or as otherwise required by law. Common interests designated as profits interests, restricted interests and stock options do not vote.

In January 2021, 8,620,690 common interests were issued at a price of $3.50 per interest as part of the acquisition of Mountain Aviation (see note 5). As of June 30, 2021 and December 31, 2020 respectively, there were 188,136,494 and 179,515,804 common interests authorized. As of June 30, 2021 and December 31, 2020, an entity in which the chief executive officer retains voting control held 59,500,000 common interests.

Preferred interests authorized, as of June 30, 2021 and December 31, 2020, are as follows:

Class A	73,723,250
Class B	34,023,527
Class C	37,642,050
Class D	36,909,359
Class E	112,949,305

13.    MEMBERS’ EQUITY (DEFICIT)

Pursuant to the Wheels Up Sixth Amended and Restated Limited Liability Company Agreement, which was adopted in January 2020, we are authorized to issue common interests, Class A preferred interests, Class B preferred interests, Class C preferred interests, Class D preferred interests and Class E preferred interests.

Common interests, Class A preferred interests, Class B preferred interests, Class C preferred interests, Class D preferred interests and Class E preferred interests vote together as a single class, except as specifically provided for in the current limited liability company agreement or as otherwise required by law. Common interests designated as profits interests, restricted interests and stock options do not vote.

During 2013 and 2014, we completed closings of Class A preferred interests in which a total of 73,723,250 interests were issued at a price of $1.00 per interest. We received $73.7 million in proceeds from these sales. We did not incur placement agent fees or other offering expenses as part of the sales.

In September 2015, we completed an initial closing of Class B preferred interests in which 23,377,811 interests were issued at a price of $2.84 per interest. In December 2015, we completed a second closing in which 10,645,716 Class B preferred interests were issued at a price of $2.84 per interest. We received $96.6 million in gross proceeds from these sales and $91.9 million in net proceeds after deducting placement agent fees and other offering expenses of $4.7 million. Additionally, during 2016, we issued 26,406 common interests in exchange for services valued at $75 thousand.

In June 2017, we completed an initial closing of Class C preferred interests in which 12,820,513 interests were issued at a price of $3.12 per interest. In September 2017, we completed a second closing in which 24,821,537 Class C preferred interests were issued at a price of $3.12 per interest. We received $117.4 million in gross proceeds from these sales and $114.1 million in net proceeds after deducting placement agent fees and other offering expenses of $3.3 million.

In May 2019, we completed an initial closing of Class D preferred interests in which 22,270,112 interests were issued at a price of $3.48 per interest. In August 2019, we completed a second closing in which 14,639,247 Class D preferred interests were issued at a price of $3.48 per interest. We received $128.2 million in gross proceeds from these sales and $125.2 million in net proceeds after deducting placement agent fees and other offering expenses of $3.0 million. Additionally, during 2019, 2,011,495 common interests were issued at a price of $1.90 per interest as part of the acquisition of Avianis.

In January 2020, 112,949,305 Class E preferred interests were issued at a price of $3.78 per interest as part of the acquisition of WUPJ. In March 2020, 1,724,138 common interests were issued at a price of $2.98 per interest as part of the acquisition of Gama (see Note 5).

As of December 31, 2020 and 2019, there were 179,515,804 and 143,749,364 common interests authorized, respectively. Of the common interests authorized as of December 31, 2020 and 2019, 63,022,077 and 45,313,327, respectively, have been designated as profits interests, and 10,126,963 and 9,386,963, respectively, have been designated as restricted interests issued and outstanding pursuant to a management incentive plan. As of December 31, 2020 and 2019, an entity in which the chief executive officer retains voting control held 59,500,000 common interests.

As of December 31, 2020 and 2019, there were 73,723,250 Class A preferred interests authorized. As of December 31, 2020 and 2019, there were 34,023,527 Class B preferred interests authorized. As of December 31, 2020 and 2019, there were 37,642,050 Class C preferred interests authorized. As of December 31, 2020 and 2019, there were 36,909,359 Class D preferred interests authorized. As of December 31, 2020 and 2019, there were 112,949,305 and 0 Class E preferred interests authorized, respectively.

Members are not personally liable for any debt or obligation of Wheels Up and they are not required to make additional capital contributions in excess of their respective initial capital contribution. Members are not required to cure any deficit balance in such member’s capital account.

The business and affairs of Wheels Up are managed by a board of directors. The common interests are entitled to appoint two directors (the “Common Directors”) and the Common Directors name an independent director. A fourth director is appointed by an individual that is a member of an investment group that invested in Class A preferred interests (the “Class A Preferred Director”). The Class A Preferred Director proposes a fifth director that is independent and reasonably acceptable to T. Rowe Price Group, Inc. (“T. Rowe Price”), the lead institutional investor in the Class B preferred interests. The sixth director is an independent director that is mutually acceptable to the Common Directors and T. Rowe Price. The seventh and eighth directors are appointed by Delta. The ability to appoint directors is contingent upon minimum ownership levels being maintained as dictated by the current limited liability company agreement. As of December 31, 2020, the board consisted of eight directors.

Non-liquidating distributions are allocated whereby amounts will be distributed first, to Class A preferred interests, Class B preferred interests, Class C preferred interests, Class D preferred interests and Class E preferred interests at a rate as designated in the current limited liability company agreement on a weighted pro rata based on their relative capital contributions and to the common interests at a rate as designated in the current limited liability company agreement until cumulative distributions have been made in respect of each Class A preferred interests, Class B preferred interests, Class C preferred interests, Class D preferred interests and Class E preferred interests in an amount equal to their liquidation preferences; second, to the common interests until the total cumulative distributions including those received in the first instance are equal to the amount received by the Class A preferred interests; third, to the Class A preferred interests and common interests until cumulative distributions are equal to the distribution received by the Class B preferred interests; and fourth, to all Class A preferred interests, Class B preferred interests and common interests in accordance with their respective ownership percentages.

A liquidation preference exists such that upon a liquidation or change of control, Wheels Up assets will be distributed first, to the Class A preferred interests, Class B preferred interests, Class C preferred interests, Class D preferred interests and Class E preferred interests on a weighted pro rata basis until an amount equal to the capital contributed per interest is distributed, after taking into account any prior non-liquidating distributions; second, to the common interests pro rata until cumulative distributions per interest equal the distributions made to the Class A preferred interests, after taking into account any prior non-liquidating distributions; third, to the Class A preferred interests and common interests pro rata based on their percentage ownership thereof, until such cumulative distributions per interest equals the cumulative distributions made in respect of the Class B preferred interests, after taking into account any prior non-liquidating distributions; and fourth, to the Class A preferred interests, Class B preferred interests and common interests pro rata based on their percentage ownership thereof. Class A preferred interests and Class B preferred interests have customary, weighted-average, anti-dilution protection in respect to subsequent capital raises. The holders of two thirds of the combined Class A preferred interests and Class B preferred interests have the right to demand an initial public offering on or after May 11, 2021.